Employee benefits, Net cost for period (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Details for net cost [Abstract]
Interest cost	$ (101)	$ (220)
Net cost for the period	23,331	(4,110)
Pensions and Seniority Premiums [Member]
Details for net cost [Abstract]
Current service cost	13,265	(21,158)
Interest cost	7,538	12,371
Net cost for the period	20,803	(8,787)
Termination of Employment [Member]
Details for net cost [Abstract]
Current service cost	1,383	3,907
Interest cost	1,145	770
Net cost for the period	$ 2,528	$ 4,677